SEGMENT REPORTING - Schedule of Breakdown By Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total revenue	$ 4,217	$ 3,037	$ 5,873	$ 5,655
U.S.
Segment Reporting [Line Items]
Total revenue	2,331	2,570	4,603	5,087
U.K.
Segment Reporting [Line Items]
Total revenue	1,313	3	1,327	2
Bermuda
Segment Reporting [Line Items]
Total revenue	32	105	86	84
Canada
Segment Reporting [Line Items]
Total revenue	436	61	502	155
Other
Segment Reporting [Line Items]
Total revenue	$ 105	$ 298	$ (645)	$ 327